Risk management - Expected reclassification of the cumulative exchange difference from other comprehensive income to profit or loss (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 COP ($)
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	$ 4,621,581
Taxes	(2,147,582)
After taxes	2,473,999
2023
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	1,910,677
Taxes	(887,863)
After taxes	1,022,814
2024
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	884,199
Taxes	(410,875)
After taxes	473,324
2025
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	878,587
Taxes	(408,267)
After taxes	470,320
2026
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	864,459
Taxes	(401,702)
After taxes	462,757
2027
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	26,104
Taxes	(12,130)
After taxes	13,974
2028
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	25,561
Taxes	(11,878)
After taxes	13,683
2029
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	24,526
Taxes	(11,397)
After taxes	13,129
2030
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	7,468
Taxes	(3,470)
After taxes	$ 3,998